Income Taxes (Details 1) $ in Millions	12 Months Ended
Apr. 30, 2018 USD ($)
Income Tax Disclosure [Abstract]
Net impact on U.S. deferred tax assets and liabilities	$ (791.9)
Transition tax	26.1
Net impact of adjustments	$ (765.8)